Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt
Long-term Debt

(4) Long-term Debt

        Long-term debt consists of the following at December 31, 2012 and June 30, 2013 (in thousands):

	December 31, 2012	June 30, 2013
Bank credit facility(a)	$217,000	960,000
9.375% senior notes due 2017(b)	525,000	525,000
7.25% senior notes due 2019(c)	400,000	400,000
6.00% senior notes due 2020(d)	300,000	525,000
9.00% senior note(d)	25,000	25,000
Net premium	2,058	8,217

	1,469,058	2,443,217
Less amounts due within one year	25,000	25,000

Total	$1,444,058	2,418,217

(a)   Bank Credit Facility

        The Company has a senior secured revolving bank credit facility (the Credit Facility) with a consortium of bank lenders. The maximum amount of the Credit Facility is $2.5 billion. Borrowings under the Credit Facility are subject to borrowing base limitations based on the collateral value of the Company's proved properties and commodity hedge positions and are subject to regular semiannual redeterminations. Effective August 29, 2013, the borrowing base was increased to $2.0 billion (from $1.75 billion at June 30, 2013) and lender commitments to $1.75 billion (from $1.45 billion at June 30, 2013). Lender commitments can be increased to the full amount of the borrowing base upon approval of the lenders. The next redetermination of the borrowing base is scheduled to occur in April 2014. The maturity date of the Credit Facility is May 12, 2016.

        The Credit Facility is secured by mortgages on substantially all of the Company's properties and guarantees from the Company's operating subsidiaries. The Credit Facility contains certain covenants, including restrictions on indebtedness and dividends, and requirements with respect to working capital and interest coverage ratios. Interest is payable at a variable rate based on LIBOR or the prime rate based on the Company's election at the time of borrowing. The Company was in compliance with all of the financial covenants under the Credit Facility as of December 31, 2012 and June 30, 2013.

        As of June 30, 2013, the Company had an outstanding balance under the Credit Facility of $960 million, with a weighted average interest rate of 2.1%, and outstanding letters of credit of approximately $32 million. As of December 31, 2012, the Company had an outstanding balance under the Credit Facility of $217 million, with a weighted average interest rate of 1.91%, and outstanding letters of credit of approximately $43 million. Commitment fees on the unused portion of the Credit Facility are due quarterly at rates ranging from 0.375% to 0.50% of the unused facility based on utilization.

(b)   9.375% Senior Notes Due 2017

        On November 17, 2009 Antero Finance issued $375 million of 9.375% senior notes due December 1, 2017 at a discount of $2.6 million. In January 2010, the Company issued an additional $150 million of the same series of 9.375% senior notes at a premium of $6.0 million. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes are guaranteed on a full and unconditional basis and joint and severally by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on June 1 and December 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2013 at redemption prices ranging from 104.688% on or after December 1, 2013 to 100.00% on or after December 1, 2015. At any time prior to December 1, 2013, Antero Finance may also redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium. If Antero Resources LLC undergoes a change of control, Antero Finance may be required to offer to purchase notes from the holders.

(c)   7.25% Senior Notes Due 2019

        On August 1, 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019 at par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on August 1 and February 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after August 1, 2014 at redemption prices ranging from 105.438% on or after August 1, 2014 to 100.00% on or after August 1, 2017. In addition, on or before August 1, 2014, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 107.25% of the principal amount of the notes, plus accrued interest. At any time prior to August 1, 2014, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

(d)   6.00% Senior Notes Due 2020

        On November 19, 2012, Antero Finance issued $300 million of 6.00% senior notes due December 1, 2020 at par. In a subsequent transaction, on February 4, 2013 Antero Finance issued an additional $225 million of the 6.00% notes at 103% of par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% and 7.25% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on June 1 and December 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2015 at redemption prices ranging from 104.500% on or after December 1, 2015 to 100.00% on or after December 1, 2018. In addition, on or before December 1, 2015, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 106.00% of the principal amount of the notes, plus accrued interest. At any time prior to December 1, 2015, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If a change of control (as defined in the bond indenture) occurs at any time prior to January 1, 2014, Antero Finance may, at its option, redeem all, but not less than all, of the notes at a redemption price equal to 110% of the principal amount of the notes, plus accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

(e)   9.00% Senior Note

        The Company assumed a $25 million unsecured note payable in the business acquisition consummated on December 1, 2010. The note bears interest at 9% and is due December 1, 2013.

(f)    Treasury Management Facility

        The Company has a stand-alone revolving note with a lender under the Credit Facility which provides for up to $25 million of cash management obligations in order to facilitate the Company's daily treasury management. Borrowings under the revolving note are secured by the collateral for the revolving credit facility. Borrowings under the facility bear interest at the lender's prime rate plus 1.0%. The note matures on June 1, 2014. At December 31, 2012 and June 30, 2013, there were no outstanding borrowings under this facility.

(7) Long-term Debt

        The Company's had long-term debt as follows at December 31, 2011 and 2012 (in thousands):

	2011	2012
Bank credit facility (a)	$365,000	217,000
9.375% senior notes due 2017 (b)	525,000	525,000
7.25% senior notes due 2019 (c)	400,000	400,000
6.00% senior notes due 2020 (d)	—	300,000
9.00% senior note due 2013 (e)	25,000	25,000
Net unamortized premium	2,330	2,058

	1,317,330	1,469,058
Less amounts due within one year	—	25,000

	$1,317,330	1,444,058

  (a) Bank Credit Facility

        The Company has a senior secured revolving bank credit facility (the Credit Facility) with a consortium of bank lenders. The maximum amount of the Credit Facility is $2.5 billion. Borrowings under the Credit Facility are subject to borrowing base limitations based on the collateral value of our proved properties and commodity hedge positions and are subject to regular semiannual redeterminations. The next redetermination of the borrowing base is scheduled to occur in May 2013. After giving effect to the issuance of the 6.00% senior notes due 2020 in November 2012 and February 2013, the borrowing base was $1.22 billion and lender commitments totaled $700 million. Lender commitments can be increased to the full $1.22 billion borrowing base upon approval of the lending bank group. The maturity date of the Credit Facility is May 12, 2016.

        The Credit Facility is secured by mortgages on substantially all of the Company's properties and guarantees from the Company's operating subsidiaries. The Credit Facility contains certain covenants, including restrictions on indebtedness and dividends, and requirements with respect to working capital and interest coverage ratios. Interest is payable at a variable rate based on LIBOR or the prime rate based on the Company's election at the time of borrowing. The Company was in compliance with all of the financial debt covenants under the Credit Facility as of December 31, 2011 and 2012.

        As of December 31, 2012, the Company had an outstanding balance under the Credit Facility of $217 million, with a weighted average interest rate of 1.91%, and outstanding letters of credit of approximately $43 million. As of December 31, 2011, the Company had an outstanding balance under the Credit Facility of $365 million, with a weighted average interest rate of 2.12%, and outstanding letters of credit of approximately $21 million. Commitment fees on the unused portion of the Credit Facility are due quarterly at rates ranging from 0.375% to 0.50% of the unused facility based on utilization.

  (b) 9.375% Senior Notes Due 2017

        On November 17, 2009, an indirect wholly owned finance subsidiary of Antero Resources LLC, Antero Finance, issued $375 million of 9.375% senior notes due December 1, 2017 at a discount of $2.6 million. In January 2010, the Company issued an additional $150 million of the same series of 9.375% senior notes at a premium of $6.0 million. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes are guaranteed on a full and unconditional basis and joint and severally by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Antero Resources LLC has no independent assets or operations. Interest on the notes is payable on June 1 and December 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2013 at redemption prices ranging from 104.688% on or after December 1, 2013 to 100.00% on or after December 1, 2015. At any time prior to December 1, 2013, Antero Finance may also redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium. If Antero Resources LLC undergoes a change of control, Antero Finance may be required to offer to purchase notes from the holders. Antero Resources LLC, the stand-alone parent entity, has insignificant independent assets and no operations. There are no restrictions on the Company's ability to obtain cash dividends or other distributions of funds from its subsidiaries, except those imposed by applicable law.

  (c) 7.25% Senior Notes Due 2019

        On August 1, 2011, Antero Finance issued $400 million of 7.25% senior notes due August 1, 2019 at par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on August 1 and February 1 of each year. Antero Finance may redeem all or part of the notes at any time on or after August 1, 2014 at redemption prices ranging from 105.438% on or after August 1, 2014 to 100.00% on or after August 1, 2017. In addition, on or before August 1, 2014, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 107.25% of the principal amount of the notes, plus accrued interest. At any time prior to August 1, 2014, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

  (d) 6.00% Senior Notes Due 2020

        On November 19, 2012, Antero Finance issued $300 million of 6.00% senior notes due December 1, 2020 at par. In a subsequent transaction, on February 4, 2013 Antero Finance issued an additional $225 million of the 6.00% notes at 103% of par. The notes are unsecured and effectively subordinated to the Company's Credit Facility to the extent of the value of the collateral securing the Credit Facility. The notes rank pari passu to the existing 9.375% and 7.25% senior notes. The notes are guaranteed on a senior unsecured basis by Antero Resources LLC, all of its wholly owned subsidiaries (other than Antero Finance), and certain of its future restricted subsidiaries. Interest on the notes is payable on June 1 and December 1 of each year, commencing on June 1, 2013. Antero Finance may redeem all or part of the notes at any time on or after December 1, 2015 at redemption prices ranging from 104.500% on or after December 1, 2015 to 100.00% on or after December 1, 2018. In addition, on or before December 1, 2015, Antero Finance may redeem up to 35% of the aggregate principal amount of the notes with the net cash proceeds of certain equity offerings, if certain conditions are met, at a redemption price of 106.00% of the principal amount of the notes, plus accrued interest. At any time prior to December 1, 2015, Antero Finance may redeem the notes, in whole or in part, at a price equal to 100% of the principal amount of the notes plus a "make-whole" premium and accrued interest. If a change of control (as defined in the bond indenture) occurs at any time prior to January 1, 2014, Antero Finance may, at its option, redeem all, but not less than all, of the notes at a redemption price equal to 110% of the principal amount of the notes, plus accrued interest. If Antero Resources LLC undergoes a change of control, the note holders will have the right to require Antero Finance to repurchase all or a portion of the notes at a price equal to 101% of the principal amount of the notes, plus accrued interest.

  (e) 9.00% Senior Note

        The Company assumed a $25 million unsecured note payable in the business acquisition consummated on December 1, 2010. The note bears interest at 9% and is due December 1, 2013.

  (f) Treasury Management Facility

        The Company has a stand-alone revolving note with a lender under the Credit Facility which provides for up to $25.0 million of cash management obligations in order to facilitate the Company's daily treasury management. Borrowings under the revolving note are secured by the collateral for the revolving credit facility. Borrowings under the facility bear interest at the lender's prime rate plus 1.0%. The note matures on June 1, 2013. At December 31, 2012, there were no outstanding borrowings under this facility.